INVENTORY (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Inventory Disclosure [Abstract]
Slow moving inventory write-down	$ 294	$ 254	$ 884	$ 494